Accrued maintenance liability	6 Months Ended
Jun. 30, 2020
Accrued Maintenance Liability [Abstract]
Accrued maintenance liability	Accrued maintenance liability
Movements in accrued maintenance liability during the six months ended June 30, 2020 and 2019 were as follows:

	Six Months Ended June 30,
	2020	2019
Accrued maintenance liability at beginning of period	$2,190,159	$2,237,494
Maintenance payments received	194,779	358,694
Maintenance payments returned	(208,630)	(206,456)
Release to income upon sale	(86,592)	(64,066)
Release to income other than upon sale	(224,207)	(87,061)
Lessor contribution, top ups and other	65,365	4,148
Accrued maintenance liability at end of period	$1,930,874	$2,242,753